                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-00749

                             STONEBRIDGE FUNDS TRUST
               (exact name of registrant as specified in charter)

                1625 BROADWAY, SUITE 2200, DENVER, COLORADO 80202
               (Address of principal executive offices) (Zip code)

                          Richard C. Barrett, President
                             Stonebridge Funds Trust
                            1625 Broadway, Suite 2200
                             Denver, Colorado 80202
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-639-3935

Date of fiscal year end: OCTOBER 31

Date of reporting period: APRIL 30, 2004

Item 1.  REPORTS TO STOCKHOLDERS.

[STONEBRIDGE FUNDS LOGO]

                              OFFICERS AND TRUSTEES
                       Richard C. Barrett, CFA, CHAIRMAN,
                         BOARD OF TRUSTEES AND PRESIDENT
                  Debra L. Newman, VICE PRESIDENT AND TREASURER
                    Matthew W. Markatos, CFA, VICE PRESIDENT
                        Selvyn B. Bleifer, M.D., TRUSTEE
                            Marvin Freedman, TRUSTEE
                            Charles F. Haas, TRUSTEE
                          William H. Taylor II, TRUSTEE
                      Derek J. Mullins, ASSISTANT TREASURER
                            Lisa B. Mougin, SECRETARY

                               INVESTMENT ADVISER
                  STONEBRIDGE CAPITAL MANAGEMENT, INCORPORATED
                       1801 Century Park East, Suite 1800
                          Los Angeles, California 90067

                        ADMINISTRATOR AND FUND ACCOUNTANT
                        ALPS MUTUAL FUNDS SERVICES, INC.
                            1625 Broadway, Suite 2200
                             Denver, Colorado 80202

                                   DISTRIBUTOR
                             ALPS DISTRIBUTORS, INC.
                            1625 Broadway, Suite 2200
                             Denver, Colorado 80202

                                 TRANSFER AGENT
                     BOSTON FINANCIAL DATA SERVICES-MIDWEST
                               330 West 9th Street
                           Kansas City, Missouri 64105

                                    CUSTODIAN
                                FIFTH THIRD BANK
                               Fifth Third Center
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263

                                  LEGAL COUNSEL
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                              515 S. Flower Street
                          Los Angeles, California 90071

                              INDEPENDENT AUDITORS
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                        Philadelphia, Pennsylvania 19103

       This report and its financial statements are submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

       The Stonebridge Funds proxy voting policy - used to determine how to vote proxies relating to portfolio securities - is available upon request, free of charge, by calling a Shareholder Services Representative at 1-800-639-3935, and on the Securities and Exchange Commission's website at http://www.sec.gov.

[STONEBRIDGE FUNDS LOGO]

                               SEMI-ANNUAL REPORT

                            FOR THE SIX MONTHS ENDED

                                 APRIL 30, 2004

LETTER TO SHAREHOLDERS

     OVERVIEW

     Geopolitics remains center stage in the media today. Guerilla insurgency in Iraq grows more potent by the day and the number of Allied casualties has grown as a result. Iraq is scheduled to resume self-rule on June 30th and the outcome of that transfer in power remains questionable and the expected stability of the country is tentative at best. Further, due to self-inflicted disruptions, Iraqi crude oil production remains below previous industry estimates and so oil prices remain at 13-year highs, nearing $40/barrel. Some experts have argued that Al Qaeda is helping to orchestrate the continuing conflict in Iraq, which could be very possible given Al Qaeda's involvement in other incidents in recent months. Al Qaeda's reach spread to Western Europe earlier this year, as well as to the Middle East, killing many innocent civilians and arguably influencing the Spanish election.

     Due to these recent geopolitical events, the markets have understandably not acted well and so most indexes are flat in their performance for the 2004 calendar year. However, the U.S. economy remains strong, reflecting the accommodative fiscal and monetary policies that we've highlighted in previous shareholder letters. We continue to believe that 2004 will be a strong year of broad economic growth and now believe that the Federal Reserve will begin to unwind its accommodative policy of negative real interest rates in the next 3-6 months. We would anticipate that the federal funds rate will be at least 2% by the end of 2004 - still an accommodative position given an estimated 2% increase in the consumer price index.

     As we analyze the U.S. economy, the growth in gross domestic product has been broad across all sectors. Consumers continue to spend, since their real disposable incomes continue to rise from both increasing wages and lower taxes. It is estimated that the lower marginal tax rates instituted by the Bush administration have reduced average aggregate personal income taxes by roughly 10%. Assessing corporate activity, businesses have begun reinvesting at more vigorous levels, reflecting their confidence in the longevity of the economic recovery. And lastly, the government has been spending significant funds fighting terrorism - in particular, in Iraq and Afghanistan and through the Department of Homeland Security. Since consumer spending constitutes two thirds of gross domestic product, we have been diligently studying real income growth as well as job growth. Recently, employment growth turned extremely positive, again reflecting improved business confidence. As employment grows, we are hopeful the economy will begin a self-sustained trajectory even as the Federal Reserve lessens its accommodative policy of low interest rates.

     In regard to interest rates and the yield curve, we have already mentioned that we believe the federal funds rate will climb to at least 2% by the end of 2004. However, the level of the 10 year treasury bond is much more significant with regard to the economy since most debt instruments are benchmarked to the 10 year treasury - for example, mortgage rates. We believe that the 10 year treasury will continue to climb from the 3.5% level seen in mid-March to above 5% by year end. Further, we believe that the 10 year treasury will likely settle around 6% as the economy continues its growth. We believe that a move in the 10 year treasury to 6% from 3.5% will not choke economic growth. However, it is very likely that price to earnings ratios will not expand further and may even compress if the underlying earnings remain robust. These dynamics occurred in 1994 as the 10 year treasury rose from 5.5% to 7.5%.

     Performance by economic sector was widely varied over the last 6 months. The energy sector led the pack by a wide margin - the Energy SPDR Index rose 23%. Technology was the worst performing economic sector - the Technology SPDR Index fell by 1% during the 6 month period. The funds captured this economic disparity by over-weighting the energy sector and under-weighting technology - a strategy discussed at length in the last shareholder letter. As we indicated in November 2003, if technology did appreciably underperform, as we expected due to valuation concerns, we would eventually add to our technology position. Since this underperformance has indeed occurred, we have begun adding to our technology exposure, as we believe the economic outlook is still quite positive for technology companies.

     Looking ahead, we continue to believe that the demographic trends will continue to favor the financial and healthcare sectors as we have emphasized earlier. Thus, we remain equal to overweighted in those sectors relative to our benchmarks. In addition, we continue to have a significant overweight to energy companies reflecting our continued belief that crude oil, natural gas and coal prices will remain high over the short-term. That being said, we plan to be very nimble with regard to the energy sector and should we view a shift in energy demand or supply we may reduce our exposure to the sector.

THE STONEBRIDGE GROWTH FUND

For the fiscal year to date through April 30, 2004, the Stonebridge Growth Fund returned 6.08% - slightly less than the S&P 500 return of 6.29%. The returns of the Growth Fund reflect the positive relative returns of the energy and healthcare sectors offset by the poor relative returns of the consumer cyclical and finance sectors. Further, the Growth Fund's underweight of the consumer staples sector slightly impacted relative performance because there was a flight of safety to the sector, reflecting geopolitical concerns.

Our strategy continues to emphasize researching companies that will maintain pricing power in this low inflation environment. The growing need of the aging baby-boomer population supports our overweight exposure to healthcare and financial companies. Further, energy prices remain strong and so we continue to be heavily weighted towards energy related companies on a relative basis. We continue to avoid utility companies because of their low returns on capital and fixed income-like attributes. In a rising interest rate environment we believe that utilities should significantly underperform the broad equity market.

[CHART]

                          GROWTH FUND SECTOR ALLOCATION
                           AS A PERCENT OF NET ASSETS
                              as of April 30, 2004

CONSUMER DISCRETIONARY    21%
CONSUMER STAPLES           6%
ENERGY                    11%
FINANCIAL                 19%
HEALTHCARE                17%
INDUSTRIALS                9%
TECHNOLOGY                15%
MATERIALS                  2%

THE STONEBRIDGE AGGRESSIVE GROWTH FUND

For the fiscal year to date through April 30, 2004, the Stonebridge Aggressive Growth Fund posted a return of 10.75%, far exceeding the 6.54 % return of the Russell 2000 Index. Like the Growth Fund, the Aggressive Growth Fund was overweighted in healthcare and energy companies, which performed extremely well during the period. Further, our underweight of technology relative to the Russell 2000 helped our performance since small technology stocks performed very poorly during the last six months.

Our sector allocation strategy in the Aggressive Growth Fund is very similar to what we outlined for the Growth Fund except that we are looking for smaller, more aggressive companies that will gain market share and compete effectively against their peer group. We continue to research and invest in companies with pricing power and thus remain heavily weighted towards healthcare, financial and energy companies. We continue to avoid telecommunication companies due to their poor prospect of revenue growth in an ever increasing competitive environment.

[CHART]

                    AGGRESSIVE GROWTH FUND SECTOR ALLOCATION
                            AS A PERCENT OF NET ASSETS
                              as of April 30, 2004

CONSUMER DISCRETIONARY              24%
CONSUMER STAPLES                     2%
ENERGY                               9%
FINANCIALS                          15%
HEALTHCARE                          19%
INDUSTRIALS                          9%
MATERIALS                            5%
TECHNOLOGY                          16%
SHORT TERM INVESTMENTS AND OTHER
  NET ASSETS                         1%

CONCLUSION

We expect the U.S. economy to continue its trajectory of growth as businesses become increasingly confident and invest in plants, property, equipment, research and employees. We expect that, over the next 6-12 months the Federal Reserve will change its monetary policy from extremely accommodative to neutral. The shift in interest rate policy should lead to an upward shift in the yield curve, although with a slope that is less steep than what we've experienced over the last two years. We continue to believe that volatility in the financial markets will remain high as long as the level of geopolitics and terrorism remain elevated. Both portfolios will be actively managed to take advantage of this expected volatility.

Thank you for your investment in the Stonebridge Funds. Should you have any questions or concerns, please call a Shareholder Services Representative at 1-800-639-3935.


Sincerely,

Richard C. Barrett, CFA
Matthew W. Markatos, CFA
PORTFOLIO MANAGERS
STONEBRIDGE GROWTH FUND
STONEBRIDGE AGGRESSIVE GROWTH FUND

May 10, 2004

DEFINITION OF INDICES

The STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The ENERGY SPDR INDEX (Energy Select Sector SPDR Index) is a modified capitalization-weighted index. The index is intended to track the movements of companies that are components of the S&P 500 and are involved in the development or production of energy products.

The TECHNOLOGY SPDR INDEX (Technology Select Sector SPDR Index) is a modified capitalization-weighted index. The index is intended to track the movements of companies that are components of the S&P 500 and are involved in the development or production of technology products.

The RUSSELL 2000 INDEX (Russell 2000), an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest companies in terms of market capitalization. The Russell 2000 Index represents approximately 11% of the total market capitalization of the Russell 3000 Index. This is a total return index which reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT - GROWTH FUND

 STATEMENT OF INVESTMENTS
 APRIL 30, 2004 (UNAUDITED)

                                                                         SHARES OR
                                                                         PRINCIPAL       MARKET
                                                                          AMOUNT         VALUE
                                                                         ----------   -------------
COMMON STOCKS - (99.8%)
   CONSUMER DISCRETIONARY - (20.5%)
      DEPARTMENT STORES - (2.8%)
      Kohl's Corp*                                                           15,000   $     626,850
                                                                                      -------------
      LEISURE PRODUCTS - (3.1%)
      Mattel Inc                                                             40,000         678,400
                                                                                      -------------
      MOTORCYCLE MANUFACTURERS - (3.0%)
      Harley-Davidson Inc                                                    12,000         675,840
                                                                                      -------------
      MOVIES AND ENTERTAINMENT - (3.5%)
      Viacom Inc - Class B                                                   20,000         773,000
                                                                                      -------------
      PUBLISHING - (2.8%)
      McGraw-Hill Companies Inc                                               8,000         630,880
                                                                                      -------------
      RESTAURANTS - (2.6%)
      Outback Steakhouse Inc                                                 13,000         571,090
                                                                                      -------------
      RETAIL - HOME IMPROVEMENT - (2.7%)
      Home Depot Inc                                                         17,000         598,230
                                                                                      -------------
      TOTAL CONSUMER DISCRETIONARY                                                        4,554,290
                                                                                      -------------
   CONSUMER STAPLES - (6.2%)
      HYPERMARKETS & SUPERCENTERS - (3.0%)
      Costco Wholesale Corp                                                  18,000         674,100
                                                                                      -------------
      SOFT DRINKS - (3.2%)
      PepsiCo Inc                                                            13,000         708,370
                                                                                      -------------
      TOTAL CONSUMER STAPLES                                                              1,382,470
                                                                                      -------------
   ENERGY - (10.9%)
      OIL & GAS - EXPLORATION & PRODUCTION - (4.7%)
      Anadarko Petroleum Corp                                                 6,000         321,480
      Devon Energy Corp                                                       6,000         367,200
      Houston Exploration Co*                                                 8,000         357,920
                                                                                      -------------
                                                                                          1,046,600
                                                                                      -------------
      OIL & GAS - INTEGRATED - (6.2%)
      ChevronTexaco Corp                                                      8,000         732,000
      Exxon Mobil Corp                                                       15,000         638,250
                                                                                      -------------
                                                                                          1,370,250
                                                                                      -------------
      TOTAL ENERGY                                                                        2,416,850
                                                                                      -------------

                                                                         SHARES OR
                                                                         PRINCIPAL       MARKET
                                                                          AMOUNT         VALUE
                                                                         ----------   -------------
COMMON STOCKS - (CONTINUED)
   FINANCIAL - (19.4%)
      DIVERSE FINANCIAL SERVICES - (3.3%)
      Citigroup Inc                                                          15,000   $     721,350
                                                                                      -------------
      INSURANCE - BROKERS - (6.4%)
      Arthur J Gallagher & Co                                                22,000         709,060
      Marsh & McLennan Companies Inc                                         16,000         721,600
                                                                                      -------------
                                                                                          1,430,660
                                                                                      -------------
      INSURANCE - MULTILINE - (3.2%)
      American International Group Inc                                       10,000         716,500
                                                                                      -------------
      INSURANCE - PROPERTY & CASUALTY - (3.4%)
      XL Capital Ltd - Class A                                               10,000         763,500
                                                                                      -------------
      REGIONAL BANKS - (3.1%)
      Suntrust Bank Inc                                                      10,000         680,500
                                                                                      -------------
      TOTAL FINANCIAL                                                                     4,312,510
                                                                                      -------------
   HEALTHCARE - (17.0%)
      BIOTECHNOLOGY - (5.2%)
      Charles River Laboratories International Inc*                          10,000         460,000
      Chiron Corp*                                                           15,000         696,000
                                                                                      -------------
                                                                                          1,156,000
                                                                                      -------------
      HEALTHCARE EQUIPMENT - (3.4%)
      Medtronic Inc                                                          15,000         756,900
                                                                                      -------------
      PHARMACEUTICALS - (8.4%)
      Johnson & Johnson Inc                                                  21,000       1,134,630
      Pfizer Inc                                                             20,000         715,200
                                                                                      -------------
                                                                                          1,849,830
                                                                                      -------------
      TOTAL HEALTHCARE                                                                    3,762,730
                                                                                      -------------
   INDUSTRIALS - (9.0%)
      INDUSTRIAL CONGLOMERATES - (5.4%)
      General Electric Co                                                    25,000         748,750
      Teleflex Inc                                                           10,000         456,500
                                                                                      -------------
                                                                                          1,205,250
                                                                                      -------------
      TRADE COMPANIES & DISTRIBUTORS - (3.6%)
      W.W. Grainger Inc                                                      15,000         786,000
                                                                                      -------------
      TOTAL INDUSTRIALS                                                                   1,991,250
                                                                                      -------------

                                                                         SHARES OR
                                                                         PRINCIPAL       MARKET
                                                                          AMOUNT         VALUE
                                                                         ----------   -------------
COMMON STOCKS - (CONTINUED)
   MATERIALS - (2.1%)
      DIVERSE METALS & MINING - (2.1%)
      Peabody Energy Corp                                                    10,000   $     468,900
                                                                                      -------------
      TOTAL MATERIALS                                                                       468,900
                                                                                      -------------
   TECHNOLOGY - (14.7%)
      COMMUNICATIONS EQUIPMENT - (2.0%)
      Qualcomm Inc                                                            7,000         437,220
                                                                                      -------------
      SEMICONDUCTORS - (5.0%)
      Intel Corp                                                             17,000         437,410
      Taiwan Semiconductor Manufacturing Company Ltd*                        70,000         667,100
                                                                                      -------------
                                                                                          1,104,510
                                                                                      -------------
      SYSTEMS SOFTWARE - (7.7%)
      Microsoft Corp                                                         27,000         701,190
      Oracle Corp*                                                           90,000       1,009,800
                                                                                      -------------
                                                                                          1,710,990
                                                                                      -------------
      TOTAL TECHNOLOGY                                                                    3,252,720
                                                                                      -------------

TOTAL COMMON STOCKS                                                         634,000      22,141,720
   (Cost $19,115,439)                                                                 -------------

MUTUAL FUNDS - (0.2%)
      Fifth Third U.S. Treasury Fund                                         49,815          49,815
                                                                                      -------------
TOTAL MUTUAL FUNDS                                                                           49,815
   (Cost $49,815)                                                                     -------------

TOTAL INVESTMENTS - (100.0%)                                                          $  22,191,535
   (Cost $19,165,254)                                                                 -------------

OTHER ASSETS IN EXCESS OF LIABILITIES - (0.0%)                                                8,321
                                                                                      -------------

NET ASSETS - (100.0%)                                                                 $  22,199,856
                                                                                      =============

*Securities on which no cash dividends were paid during the preceding twelve
(12) months.

The accompanying notes to financial statements are an integral part of the financial statements.

STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT - AGGRESSIVE GROWTH FUND

 STATEMENT OF INVESTMENTS
 APRIL 30, 2004 (UNAUDITED)

                                                                         SHARES OR
                                                                         PRINCIPAL       MARKET
                                                                          AMOUNT         VALUE
                                                                         ----------   -------------
COMMON STOCKS - (98.5%)
   CONSUMER DISCRETIONARY - (23.6%)
      AUTO PARTS & EQUIPMENT - (2.7%)
      Intier Automotive Inc - Class A                                        11,000   $     173,745
                                                                                      -------------
      DISTRIBUTORS - (2.7%)
      Advanced Marketing Services                                            18,000         178,740
                                                                                      -------------
      HOME FURNISHINGS - (3.2%)
      Chromcraft Revington Inc*                                              15,000         213,150
                                                                                      -------------
      HOTEL - RESORT - CRUISE - (3.0%)
      Fairmont Hotels & Resorts Inc                                           8,000         197,600
                                                                                      -------------
      HOUSEHOLD APPLIANCES - (3.0%)
      Helen of Troy Corp Ltd*                                                 6,000         199,500
                                                                                      -------------
      LEISURE PRODUCTS - (4.0%)
      JAKKS Pacific Inc*                                                     15,000         260,550
                                                                                      -------------
      RETAIL - COMPUTERS & ELECTRONICS - (5.0%)
      GameStop Corp - Class A*                                               10,000         176,100
      Leapfrog Enterprises Inc*                                               7,000         150,570
                                                                                      -------------
                                                                                            326,670
                                                                                      -------------
      TOTAL CONSUMER DISCRETIONARY                                                        1,549,955
                                                                                      -------------
   CONSUMER STAPLES - (2.0%)
      PACKAGED FOODS & MEATS - (2.0%)
      J & J Snack Foods Corp*                                                 3,500         133,805
                                                                                      -------------
      TOTAL CONSUMER STAPLES                                                                133,805
                                                                                      -------------
   ENERGY - (8.6%)
      OIL & GAS - EQUIPMENT & SERVICES - (3.2%)
      Superior Energy Services Inc*                                          20,000         207,800
                                                                                      -------------
      OIL & GAS - EXPLORATION & PRODUCTION - (5.4%)
      Houston Exploration Co*                                                 4,000         178,960
      Spinnaker Exploration Co*                                               5,000         178,350
                                                                                      -------------
                                                                                            357,310
                                                                                      -------------
      TOTAL ENERGY                                                                          565,110
                                                                                      -------------

                                                                         SHARES OR
                                                                         PRINCIPAL       MARKET
                                                                          AMOUNT         VALUE
                                                                         ----------   -------------
COMMON STOCKS - (CONTINUED)
   FINANCIAL - (15.2%)
      INSURANCE - BROKERS - (6.3%)
      Arthur J Gallagher & Co                                                 6,000   $     193,380
      Clark Inc*                                                             12,000         220,320
                                                                                      -------------
                                                                                            413,700
                                                                                      -------------
      INSURANCE - PROPERTY & CASUALTY - (3.3%)
      Kingsway Financial Services Inc*                                       20,000         221,000
                                                                                      -------------
      SPECIALIZED FINANCE - (2.7%)
      Federal Agricultural Mortgage Corp - Class C*                           7,000         175,210
                                                                                      -------------
      THRIFTS & MORTGAGE FINANCE - (2.9%)
      PMI Group Inc                                                           4,500         193,635
                                                                                      -------------
      TOTAL FINANCIAL                                                                     1,003,545
                                                                                      -------------
   HEALTHCARE - (19.5%)
      BIOTECHNOLOGY - (5.0%)
      BioSource International Inc*                                           30,000         238,800
      Charles River Laboratories International Inc*                           2,000          92,000
                                                                                      -------------
                                                                                            330,800
                                                                                      -------------
      HEALTHCARE EQUIPMENT - (11.2%)
      Analogic Corp                                                           4,000         189,400
      CTI Molecular Imaging Inc*                                             12,500         187,875
      Diagnostic Products Corp                                                4,000         170,640
      Mentor Corp                                                             6,000         190,200
                                                                                      -------------
                                                                                            738,115
                                                                                      -------------
      HEALTHCARE SUPPLIES - (3.3%)
      ICU Medical Inc*                                                        6,500         216,905
                                                                                      -------------
      TOTAL HEALTHCARE                                                                    1,285,820
                                                                                      -------------
   INDUSTRIALS - (8.7%)
      ELECTRICAL COMPONENTS - (2.8%)
      Ballard Power Systems Inc*                                             18,000         186,660
                                                                                      -------------
      INDUSTRIAL CONGLOMERATES - (2.8%)
      Teleflex Inc                                                            4,000         182,600
                                                                                      -------------
      INDUSTRIAL MACHINERY - (3.1%)
      Thomas Industries Inc                                                   6,000         202,500
                                                                                      -------------
      TOTAL INDUSTRIALS                                                                     571,760
                                                                                      -------------

                                                                         SHARES OR
                                                                         PRINCIPAL       MARKET
                                                                          AMOUNT         VALUE
                                                                         ----------   -------------
COMMON STOCKS - (CONTINUED)
   MATERIALS - (4.9%)
      CHEMICALS - AGRICULTURE & FERTILIZER - (2.8%)
      Scotts Co - Class A*                                                    2,750   $     181,363
                                                                                      -------------
      DIVERSE METALS & MINING - (2.1%)
      Peabody Energy Corp                                                     3,000         140,670
                                                                                      -------------
      TOTAL MATERIALS                                                                       322,033
                                                                                      -------------
  TECHNOLOGY - (16.0%)
      ELECTRONIC EQUIPMENT - (3.1%)
      OSI Systems Inc*                                                        9,000         205,290
                                                                                      -------------
      HOME ENTERTAINMENT SOFTWARE - (3.1%)
      Take-Two Interactive Software Inc*                                      7,000         202,230
                                                                                      -------------
      OFFICE ELECTRONICS - (4.6%)
      Intelli-Check Inc*                                                     55,000         300,850
                                                                                      -------------
      SEMICONDUCTORS - (2.5%)
      Cree Inc*                                                               9,000         166,950
                                                                                      -------------
      SYSTEMS SOFTWARE - (2.7%)
      Hummingbird Ltd*                                                        8,000         178,016
                                                                                      -------------
      TOTAL TECHNOLOGY                                                                    1,053,336
                                                                                      -------------

TOTAL COMMON STOCKS                                                         358,750       6,485,364
   (Cost $5,565,970)                                                                  -------------

MUTUAL FUNDS - (1.6%)
   Fifth Third U.S. Treasury Fund                                           104,548         104,548
                                                                                      -------------
TOTAL MUTUAL FUNDS                                                                          104,548
   (Cost $104,548)                                                                    -------------

TOTAL INVESTMENTS - (100.1%)                                                          $   6,589,912
   (Cost $5,670,518)                                                                  -------------

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                                                (5,560)
                                                                                      -------------

NET ASSETS (100.0%)                                                                   $   6,584,352
                                                                                      =============

*Securities on which no cash dividends were paid during the preceding twelve
(12) months.

The accompanying notes to financial statements are an integral part of the financial statements.

STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT

 STATEMENTS OF ASSETS AND LIABILITIES
 APRIL 30, 2004 (UNAUDITED)

                                                                                                    AGGRESSIVE
                                                                                      GROWTH          GROWTH
                                                                                       FUND            FUND
                                                                                   ------------    ------------
ASSETS:
   Investments, at value (Cost- see below) (Note 2)                                $ 22,191,535    $  6,589,912
   Dividends and interest receivable                                                     11,012             263
   Receivable for fund shares subscribed                                                    800           1,500
   Prepaid and other assets                                                              30,296          13,861
                                                                                   ----------------------------

      TOTAL ASSETS                                                                 $ 22,233,643    $  6,605,536
                                                                                   ----------------------------
LIABILITIES:
   Payable for fund shares redeemed                                                $      1,000    $          -
   Accrued investment advisory fee                                                       10,597           3,396
   Accrued administration fee                                                             4,291           4,390
   Other payables                                                                        17,899          13,398
                                                                                   ----------------------------

      TOTAL LIABILITIES                                                            $     33,787    $     21,184
                                                                                   ----------------------------

NET ASSETS                                                                         $ 22,199,856    $  6,584,352
                                                                                   ----------------------------
COMPOSITION OF NET ASSETS:
   Capital Stock ($1.00 par value)                                                 $  2,650,861    $    651,843
   Paid-in-capital                                                                   23,178,783       5,248,704
   Accumulated net investment loss                                                      (71,650)        (80,970)
   Accumulated net realized loss on investments                                      (6,584,419)       (154,619)
   Net unrealized appreciation in value of investments                                3,026,281         919,394
                                                                                   ----------------------------

NET ASSETS                                                                         $ 22,199,856    $  6,584,352
                                                                                   ============================

NET ASSET VALUE PER SHARE:
   Net Assets                                                                      $ 22,199,856    $  6,584,352
   Shares outstanding                                                                 2,650,861         651,843
   Net asset value and redemption price per share                                  $       8.37    $      10.10

      COST OF INVESTMENTS                                                          $ 19,165,254    $  5,670,518
                                                                                   ============================

*The accompanying notes to financial statements are an integral part of the financial statements.

 STATEMENTS OF OPERATIONS
 FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)

                                                                                                    AGGRESSIVE
                                                                                      GROWTH          GROWTH
                                                                                       FUND            FUND
                                                                                   ------------    ------------
INCOME:
Dividends                                                                          $    148,060    $     14,615
Interest                                                                                  4,089             796
                                                                                   ----------------------------

TOTAL INCOME                                                                       $    152,149    $     15,411
                                                                                   ----------------------------

EXPENSES:
Investment advisory fees (Note 5)                                                        84,122          33,434
Administration fees (Note 5)                                                             26,676          26,676
Transfer agent fees                                                                      50,925          12,864
Fund accounting fees and expenses                                                        15,201          11,206
Custodian fees                                                                            3,528             706
Legal fees                                                                               14,310           7,952
Printing fees                                                                            14,329           4,124
Registration fees                                                                         6,188           2,002
Audit fees                                                                                5,552           4,550
Trustee fees and expenses                                                                 8,874           3,329
Proxy voting fees                                                                         5,695           1,691
Insurance                                                                                10,684           3,435
Other                                                                                     5,751           1,129
                                                                                   ----------------------------
TOTAL EXPENSES                                                                          251,835         113,098
                                                                                   ----------------------------
Expenses waived                                                                         (28,036)        (16,717)
                                                                                   ----------------------------
NET EXPENSES                                                                            223,799          96,381
                                                                                   ----------------------------

NET INVESTMENT LOSS                                                                     (71,650)        (80,970)
                                                                                   ----------------------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments                                                        822,482         570,171
                                                                                   ----------------------------
Unrealized appreciation of investments
   Beginning of period                                                                2,452,400         694,438
   End of period                                                                      3,026,281         919,394
                                                                                   ----------------------------

Change in net unrealized appreciation of investments                                    573,881         224,956
                                                                                   ----------------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                       1,396,363         795,127
                                                                                   ----------------------------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                   $  1,324,713    $    714,157
                                                                                   ============================

*The accompanying notes to financial statements are an integral part of the financial statements.

STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT - GROWTH FUND

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                                  APRIL 30,        OCTOBER 31,
                                                                              2004 (UNAUDITED)        2003
                                                                              --------------------------------
OPERATIONS:
   Net investment loss                                                        $        (71,650)   $    (92,122)
   Net realized gain/(loss) on investments                                             822,482      (4,823,828)
   Change in net unrealized appreciation of investments                                573,881       8,874,852
                                                                              --------------------------------

         INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            1,324,713       3,958,902

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net income                                                             -         (18,173)

SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Net decrease in net assets derived from
     beneficial interest transactions - (Note 3)                                      (891,197)     (1,236,955)
                                                                              --------------------------------

NET INCREASE IN NET ASSETS                                                             433,516       2,703,774

NET ASSETS:
   Beginning of period                                                              21,766,340      19,062,566
                                                                              --------------------------------

   End of period                                                              $     22,199,856    $ 21,766,340
                                                                              ================================

*The accompanying notes to financial statements are an integral part of the financial statements.

STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT - AGGRESSIVE GROWTH FUND

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                                  APRIL 30,        OCTOBER 31,
                                                                              2004 (UNAUDITED)        2003
                                                                              --------------------------------
OPERATIONS:
   Net investment loss                                                        $        (80,970)   $   (139,173)
   Net realized gain/(loss) on investments                                             570,171        (513,280)
   Change in net unrealized appreciation of investments                                224,956       2,610,447
                                                                              --------------------------------

         INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              714,157       1,957,994

SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Net decrease in net assets derived from
     beneficial interest transactions - (Note 3)                                      (708,031)       (567,414)
                                                                              --------------------------------

NET INCREASE IN NET ASSETS                                                               6,126       1,390,580

NET ASSETS:
   Beginning of period                                                               6,578,226       5,187,646
                                                                              --------------------------------

   End of period                                                              $      6,584,352    $  6,578,226
                                                                              ================================

*The accompanying notes to financial statements are an integral part of the financial statements.

STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT - GROWTH FUND

 FINANCIAL HIGHLIGHTS
 SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING
 THROUGHOUT THE PERIODS INDICATED:

                                              SIX MONTHS ENDED
                                                  APRIL 30,                            YEARS ENDED OCTOBER 31,
                                                   2004(1)            2003         2002         2001         2000         1999
                                              ----------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period          $           7.89      $   6.49     $   9.11     $  14.57     $  18.01     $  14.32
                                              ----------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                          (0.03)        (0.03)        0.01         0.01        (0.01)       (0.03)
   Net realized and unrealized gain/(loss)
         on investments                                   0.51          1.44        (1.78)       (2.79)       (1.53)        3.72
                                              ----------------------------------------------------------------------------------
   Total income/(loss) from investment
      operations                                          0.48          1.41        (1.77)       (2.78)       (1.54)        3.69
                                              ----------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net investment
      income                                             (0.00)        (0.01)       (0.00)       (0.01)       (0.00)       (0.00)
   Distributions from net realized gain
      on investments                                     (0.00)         0.00        (0.85)       (2.67)       (1.90)       (0.00)
                                              ----------------------------------------------------------------------------------
   Total distributions to shareholders                   (0.00)        (0.01)       (0.85)       (2.68)       (1.90)       (0.00)
                                              ----------------------------------------------------------------------------------
Net asset value, end of period                $           8.37      $   7.89     $   6.49     $   9.11     $  14.57     $  18.01
                                              ==================================================================================
TOTAL RETURN                                              6.08%        21.69%      (21.90)%     (22.54)%      (9.62)%      25.77%
                                              ==================================================================================

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in 000s)        $         22,200      $ 21,766     $ 19,062     $ 26,285     $ 35,921     $ 42,610
                                              ==================================================================================
   Ratio of operating expenses to
     average net assets                                   1.75%*        2.10%        1.50%        1.50%        1.50%        1.50%
                                              ==================================================================================
   Ratio of operating expenses to average
         net assets before fee waivers
         and subsidy reimbursements                       2.00%*        2.35%        2.16%        1.74%        1.52%        1.66%
                                              ==================================================================================
   Ratio of net investment income/(loss)
     to average net assets                               (0.64)%*      (0.46)%       0.08%        0.07%       (0.04)%      (0.18)%
                                              ==================================================================================
   Ratio of net investment income/(loss) to
     average net assets without fee waivers
         and subsidy reimbursements                      (0.89)%*      (0.71)%      (0.58)%      (0.17)%      (0.06)%      (0.35)%
                                              ==================================================================================
   Portfolio turnover rate**                             34.11%       109.16%       50.18%       81.78%       77.39%       53.77%
                                              ==================================================================================

*Annualized

**A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended April 30, 2004 were $9,474,928 and $7,354,671, respectively.

(1) Unaudited

The accompanying notes to financial statements are an integral part of the financial statements.

STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT - AGGRESSIVE GROWTH FUND

 FINANCIAL HIGHLIGHTS
 SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING
 THROUGHOUT THE PERIODS INDICATED

                                              SIX MONTHS ENDED
                                                  APRIL 30,                            YEARS ENDED OCTOBER 31,
                                                   2004(1)            2003         2002         2001         2000         1999
                                              ----------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period          $           9.12      $   6.49     $   7.96     $  14.72     $  11.46     $   8.59
                                              ----------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                                   (0.12)        (0.19)       (0.18)       (0.17)       (0.21)       (0.19)
   Net realized and unrealized gain/(loss)
         on investments                                   1.10          2.82        (1.29)       (2.65)        4.35         3.06
                                              ----------------------------------------------------------------------------------
   Total income/(loss) from investment
         operations                                       0.98          2.63        (1.47)       (2.82)        4.14         2.87
                                              ----------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gain
         on investments                                  (0.00)        (0.00)       (0.00)       (3.94)       (0.88)       (0.00)
   Total distributions to shareholders                   (0.00)        (0.00)       (0.00)       (3.94)       (0.88)       (0.00)
                                              ----------------------------------------------------------------------------------
Net asset value, end of period                $          10.10      $   9.12     $   6.49     $   7.96     $  14.72     $  11.46
                                              ==================================================================================
TOTAL RETURN                                             10.75%        40.52%      (18.47)%     (22.56)%      38.18%       33.41%
                                              ==================================================================================

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in 000s)        $          6,584      $  6,578     $  5,188     $  7,057     $  9,050     $  5,837
                                              ==================================================================================
   Ratio of operating expenses to
         average net assets                               2.38%*        3.11%        2.90%        2.90%        2.90%        2.85%
                                              ==================================================================================
   Ratio of operating expenses to average
         net assets without fee waivers
         and subsidy reimbursements                       2.88%*        3.61%        3.71%        3.18%        2.87%        3.85%
   Ratio of net investment income/(loss) to
         average net assets                              (2.41)%*      (2.43)%      (2.24)%      (1.83)%      (1.60)%      (1.90)%
                                              ==================================================================================
   Ratio of net investment income/(loss) to
         average net assets without fee
         waivers and subsidy reimbursements              (2.92)%*      (2.93)%      (3.05)%      (2.11)%      (1.57)%      (2.90)%
                                              ==================================================================================
Portfolio turnover rate**                                43.53%       177.13%       55.79%       92.25%      132.51%       87.66%
                                              ==================================================================================

*Annualized

**A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended April 30, 2004 were $2,785,645 and $3,185,946, respectively.

(1) Unaudited

The accompanying notes to financial statements are an integral part of the financial statements.

STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT

 NOTES TO FINANCIAL STATEMENTS

 1.    ORGANIZATION:

       ORGANIZATION AND NATURE OF OPERATIONS -- Stonebridge Funds Trust ("the Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 31, 1998. The Trust, which became effective November 1, 1998, currently has two active investment portfolios, the Stonebridge Growth Fund (previously the Stonebridge Growth Fund, Inc.) and the Stonebridge Aggressive Growth Fund (previously the Stonebridge Aggressive Growth Fund, Inc.), each referred to as a "Series" of the Trust.

 2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

       USE OF ESTIMATES -- The preparation of each Series' financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

       SECURITY VALUATION -- Investment securities listed or traded on a registered securities exchange are valued at the last sales price on the date of valuation. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. Short-term debt securities having a remaining maturity of 60 days or less consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value.

       FEDERAL INCOME TAXES -- As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, neither Series is subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. At October 31, 2003, each Series had available for federal income tax purposes unused capital loss carryovers as follows:

                                                          STONEBRIDGE
                                         STONEBRIDGE      AGGRESSIVE
                                           GROWTH           GROWTH
                           EXPIRING         FUND             FUND
                           ------------------------------------------
                             2010        $ 2,583,073      $   211,510
                             2011          4,823,828          513,280
                           ------------------------------------------
                             TOTAL       $ 7,406,901      $   724,790
                           ==========================================

 The tax character of the distributions paid during the six months ended April 30, 2004 and the year ended October 31, 2003 was as follows:

                                  STONEBRIDGE GROWTH FUND             STONEBRIDGE AGGRESSIVE GROWTH FUND
                           SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED       YEAR ENDED
                           APRIL 30, 2004(1)    OCTOBER 31, 2003    APRIL 30, 2004(1)    OCTOBER 31, 2003
                           ------------------------------------------------------------------------------
 DISTRIBUTIONS PAID FROM:
 Ordinary Income           $               0    $         18,173    $               0    $              0
 Long-Term Capital Gain                    0           2,422,291                    0                   0
                           ------------------------------------------------------------------------------
    TOTAL                  $               0    $      2,440,464    $               0    $              0

 As of April 30, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                         STONEBRIDGE
                                                 STONEBRIDGE GROWTH   AGGRESSIVE GROWTH
                                                      FUND (1)             FUND (1)
                                                 --------------------------------------
 Accumulated net investment loss                 $          (71,650)  $         (80,970)
 Accumulated net realized loss on investments            (6,584,419)           (154,619)
 Net unrealized appreciation in value
  of investments                                          3,026,182             919,394
                                                 --------------------------------------
    TOTAL                                        $       (3,629,887)  $         683,805
                                                 ======================================

       DISTRIBUTIONS -- Distributions of net investment income, if any, are distributed annually. Distributions of net realized gains, if any, are declared at least once each year. Distributions to shareholders are recorded on the ex-dividend date.

       Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Series.

       ALLOCATION OF EXPENSE -- Trust expenses which are not Series specific are allocated to each Series based upon its relative proportion of net assets and/or open accounts to the Trust's totals.

       OTHER -- Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums and accretion of discounts, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis, which is the same basis each Series uses for federal income tax purposes.

(1) Unaudited

 3.    SHARES OF BENEFICIAL INTEREST:

       At April 30, 2004, there were an indefinite number of $1.00 par value shares of beneficial interest authorized for each Series. Transactions in shares of beneficial interest for the six months ended April 30, 2004 and the year ended October 31, 2003, were as follows:

                                                                      STONEBRIDGE GROWTH FUND
                                                  FOR THE SIX MONTHS ENDED               FOR THE YEAR ENDED
                                                     APRIL 30, 2004(1)                    OCTOBER 31, 2003
                                              --------------------------------    --------------------------------
                                                  SHARES            AMOUNT            SHARES            AMOUNT
                                              --------------    --------------    --------------    --------------
 Shares Sold                                          11,291    $       94,829            26,720    $      179,270
 Shares Issued in Reinvestment of Dividends                -                 -             2,715            17,648
                                              --------------------------------------------------------------------
 Total                                                11,291            94,829            29,435           196,918
 Less Shares Redeemed                               (117,715)         (986,026)         (207,931)       (1,433,873)
                                              --------------------------------------------------------------------
 Net Decrease                                       (106,424)   $     (891,197)         (178,496)   $   (1,236,955)
                                              ====================================================================

                                                               STONEBRIDGE AGGRESSIVE GROWTH FUND
                                                  FOR THE SIX MONTHS ENDED               FOR THE YEAR ENDED
                                                     APRIL 30, 2004(1)                    OCTOBER 31, 2003
                                              --------------------------------    --------------------------------
                                                  SHARES            AMOUNT            SHARES            AMOUNT
                                              --------------    --------------    --------------    --------------
 Shares Sold                                           7,864    $       76,133           188,161    $    1,530,577
 Shares Issued in Reinvestment of Dividends                -                 -                 -                 -
                                               --------------------------------------------------------------------
 Total                                                 7,864            76,133           188,161         1,530,577
 Less Shares Redeemed                                (77,555)         (784,164)         (266,277)       (2,097,991)
                                               --------------------------------------------------------------------
 Net Decrease                                        (69,691)   $     (708,031)          (78,116)   $     (567,414)
                                               ====================================================================

 4.    UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

                                                                  STONEBRIDGE            STONEBRIDGE
                                                                  GROWTH FUND       AGGRESSIVE GROWTH FUND
                                                                ---------------     ----------------------
         As of April 30, 2004(1)
         Gross appreciation (excess of value over cost)         $     3,618,522     $            1,118,302
         Gross depreciation (excess of cost over value)                (592,241)                  (198,908)
                                                                ------------------------------------------
         Net unrealized appreciation                            $     3,026,281     $              919,394
                                                                ==========================================
         Cost of investments for income tax purposes            $    19,165,254     $            5,670,518
                                                                ==========================================

         (1) Unaudited

 5.    TRANSACTIONS WITH AFFILIATES:

       The Trust has entered into an advisory agreement with Stonebridge Capital Management,Inc. (the"Adviser") for both Series. The advisory agreement has been approved by the Trust's Board of Trustees and shareholders. Pursuant to its advisory agreement with the Trust, the Adviser is entitled to an investment advisory fee, computed daily and payable monthly, at an annual rate of 0.75% and 1.00% of the average daily net assets of the Stonebridge Growth and Stonebridge Aggressive Growth Funds, respectively. Effective November 1, 2002, the investment advisory fee was amended to reduce the annual rate to 0.50% of the average daily net assets for the fiscal year ending October 31, 2004, for both the Stonebridge Growth Fund and the Stonebridge Aggressive Growth Fund.

       Prior to entering into this new arrangement, the Adviser had agreed to defer its annual management fee to the extent necessary to limit the overall annual expenses of the Growth Fund and Aggressive Growth Fund to 1.50% and 2.90%, respectively; however, in circumstances where the Adviser was required to waive 100% of its annual management fee, it was not responsible for reimbursing the Funds for additional expenses. Each Series will remain liable to the Adviser for all such expenses subsidized in any fiscal year, for a period of up to three years from the date the expenses were incurred, so long as reimbursement will not cause the annual expense ratio to exceed the expense limit in effect for that year; such a reimbursement would be recognized as an expense previously deferred in the Statement of Operations in the period it was incurred. As of April 30, 2004, the Stonebridge Growth Fund and the Stonebridge Aggressive Growth Fund had cumulative carryovers of waived expenses of $233,210 and $97,883, respectively.

       On November 2, 1998, the Trust entered into an administration agreement with ALPS Mutual Funds Services, Inc. ("ALPS"). The administration agreement provides that ALPS will receive a monthly administration fee equal to the annual rate of 0.10% of the average daily net assets in each Series up to $250,000,000 and 0.075% of the average daily net assets of each Series in excess of $250,000,000, and at all times ALPS' fee will be no less than $6,250 per month per Series. Effective November 1, 2002, the administration fee was amended to reduce the minimum fee to $4,500 per month per Series for the fiscal year ending October 31, 2004.

       Certain officers and trustees of the Trust are also officers and/or trustees of the Adviser.

                       THIS PAGE INTENTIONALLY LEFT BLANK

Item 2. CODE OF ETHICS

Not applicable to semi-annual report.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual report.

Item 4. PRINCIPAL ACCOUNTING FEES AND SERVICES.

Not applicable to semi-annual report.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS

Not Applicable.

Item 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) There were no significant changes in the registrant's internal control over financial reporting during Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

     (a)(3) Not applicable.

     (b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:   /s/ RICHARD C. BARRETT
      ----------------------------
      Richard C. Barrett
      President

Date: July 7, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:   /s/ DEBRA L. NEWMAN
      --------------------------
      Debra L. Newman
      Vice President and Treasurer

Date: July 7, 2004